SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

COVER PAGE OF FORM N-1A
FOR
SELECTED INTERNATIONAL FUND, INC.

SELECTED INTERNATIONAL FUND, INC.
Post-Effective Amendment No. 80 Under the Securities Act of 1933
Registration Statement No. 002-27514
and
Amendment No. 56 Under the Investment Company Act of 194
Registration No. 811-01533

2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
520-434-3778

Agents For Service:	Ryan Charles, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
520-434-3778

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:	Common Stock of:
Selected International Fund (Class S shares and Class D shares)

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement contains:
1.	XBRL Files

SELECTED INTERNATIONAL FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrants have caused these Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 15th day of May 2015.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

SELECTED INTERNATIONAL FUND, INC.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement for each of the Registrants has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	May 15, 2015
Kenneth Eich

Douglas Haines*	Principal Financial Officer; and Principal Accounting Officer	May 15, 2015
Douglas Haines

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of each of the Registrants and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28(q)(1) of Part C of Registrant's registration statements (SAS: 2-10699 and SIF: 2-27514), filed on Edgar May 15, 2015.

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

SELECTED INTERNATIONAL FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, these Registration Statements have been signed on May 15th, 2015 by the following persons in the capacities indicated.

Signature	Title
William P. Barr* William P. Barr	Director
Francisco L. Borges* Francisco L. Borges	Director
Lawrence E. Harris* Lawrence E. Harris	Director
Steven N. Kearsley* Steven N. Kearsley	Director
Katherine L. MacWilliams* Katherine L. MacWilliams	Director
James J. McMonagle* James J. McMonagle	Director
Richard O'Brien* Richard O'Brien	Director
Andrew A. Davis* Andrew A. Davis	Director
Christopher C. Davis* Christopher C. Davis	Director

*Ryan Charles signs this document on behalf of each of the Registrants and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28(q)(1) of Part C of Registrant's registration statements (SAS: 2-10699 and SIF: 2-27514), filed on Edgar May 15, 2015.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST
XBRL Files